PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Depreciation and amortization	$ 1,773	$ 1,298	$ 4,004	$ 3,605
Property, plant and equipment [Member]
Pieces of land acquired					4
Useful Life			50 years
Depreciation and amortization	$ 1,500	$ 1,200	$ 3,100	$ 2,300